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                                                                          [LOGO]


     THE STRONG
     BOND FUND

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     SEMI-ANNUAL REPORT - AUGUST 31, 1999

[PHOTO OF STRONG FUNDS HEADQUARTERS IN BACKGROUND]

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                                   THE STRONG
                                   BOND FUND

                                   ----------


                      SEMI-ANNUAL REPORT - AUGUST 31, 1999


                               TABLE OF CONTENTS

INVESTMENT REVIEW
     The Strong Bond Fund .................................................   2


FINANCIAL INFORMATION
     Schedule of Investments in Securities ................................   4

     Statement of Assets and Liabilities ..................................   7

     Statement of Operations ..............................................   8

     Statements of Changes in Net Assets ..................................   9

     Notes to Financial Statements ........................................  10


FINANCIAL HIGHLIGHTS ......................................................  12

                                THE STRONG BOND FUND
                                --------------------


PERSPECTIVES
FROM THE MANAGERS


/s/ Bradley C. Tank                     /s/ Jeffrey A. Koch
Bradley C. Tank                         Jeffrey A. Koch
Portfolio Co-manager                    Portfolio Co-manager

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Lower-quality corporate bonds have been the best performing asset class in which the Strong Bond Fund, formerly the Strong Institutional Bond Fund, invests. Here we have maintained a modest overweight versus our normal allocation of 15% of the Fund. We currently have approximately 20% of the Fund invested in U.S. high-yield bonds and continue to find many opportunities to add value through rigorous research and careful issue selection. Investments in telecommunications companies such as Global Crossing, Nextlink, and Winstar have generally done quite well. Rising oil and gas prices have proven to be beneficial for the Fund's energy holdings in companies such as Pogo Producing, Snyder Oil, and Vintage Petroleum.

Bond markets around the world generally performed somewhat better than the U.S. market early in the recent six-month period, while underperforming more recently. We are maintaining a modest underweight in non-U.S. bonds, which are currently approximately 9.1% of the total portfolio. Current holdings include modest positions in the sovereign debt of Australia, New Zealand, and the U.K. Presently, all positions are hedged back to U.S. dollars. As with our U.S. holdings, we are maintaining a shorter-than-benchmark duration in the non-U.S. portion of the Fund.
--------------------------------------------------------------------------------
U.S. AGENCY SECURITIES...TO US REPRESENT GREAT RELATIVE VALUE AND WE HAVE SIGNIFICANTLY ENLARGED OUR COMMITMENT TO THIS SECTOR.
--------------------------------------------------------------------------------

The high-grade U.S. portion of the Fund is
--------------------------------------------------------------------------------
[SIDE NOTE]
FUND
 HIGHLIGHTS

- The Strong Bond Fund produced a total return of -0.27% for the six months ended August 31, 1999.

- The six months ended August 31, 1999 were characterized by rising interest rates, with U.S. Treasury two-year notes up in yield by 65 basis points and U.S. Treasury 30-year bonds up in yield by 45 basis points. Our response to this environment has been to maintain a defensive posture with respect to interest rate risk.

         ------------------------------
[SIDE NOTE]
               AVERAGE ANNUAL
               TOTAL RETURN(1)
               as of 8-31-99

          1-year               3.55%

          Since Inception     10.53%
          (on 12-31-96)

         ------------------------------
[SIDE NOTE]
                  PORTFOLIO
                 STATISTICS
               as of 8-31-99

        30-day annualized yield(2) 7.13%

         Average quality rating(3) A
--------------------------------------------------------------------------------

(1) Average annual total return and total return measure change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change while total return reflects aggregate change, and is not annualized.

(2) Yields vary and are annualized. Performance is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Note that the amount distributed by a Fund during any given 30-day period may be more or less than the stated yield.

(3) For purposes of this average rating, the Fund's short-term debt obligations have been assigned a long-term rating by the Advisor.


2


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more or less equally invested in corporates, mortgages, and U.S. Treasuries.
During the recent period, A-rated or better corporate bonds have underperformed treasuries, while BBBs have outperformed. We have taken advantage of market circumstances to do a number of up-in-quality trades in recent weeks. U.S. agency securities, for example, represent to us great relative value and we have significantly enlarged our commitment to this sector.

Looking forward, our view is that the movement toward lower bond prices is substantially over in terms of price, but not necessarily in terms of time. Which is to say that the Federal Reserve will continue to raise short-term interest rates modestly from current levels, but such policy moves are already substantially reflected in current market prices. We anticipate the Federal Reserve will remain successful in containing any meaningful rise in price inflation. We also believe that the recent increases in market interest rates and the price of energy will begin to dampen consumer demand for housing and autos in the period ahead, ultimately bringing this episode of rising rates to an end. Current yields of 6.00% for U.S. Treasuries, 7.00% for AA corporates, and 11.00% for U.S. high-yield represent terrific value against a backdrop of 2.00% price inflation, and we would encourage investors toward a full fixed-income allocation in the months ahead.


                    GROWTH OF AN ASSUMED $10,000 INVESTMENT

                            from 12-31-96 to 8-31-99


[GRAPH]


                                               12/96    6/97        12/97       6/98        12/98       6/99        8/99
THE STRONG BOND FUND                           $10,000  $11,032.22  $11,886.20  $12,451.05  $13,174.27  $13,102.51  $13,060.13
Blended Bond Index*                            $10,000  $10,373.57  $11,033.34  $11,501.37  $11,928.63  $11,874.67  $11,823.18
Lipper Intermediate Investment Grade
Debt Funds Index *                             $10,000  $10,294.04  $10,878.96  $11,288.80  $11,736.16  $11,668.94  $11,516.99

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Fund, made at its inception, with a similar investment in the Blended Bond Index. Results include the reinvestment of all dividends and capital gains distributions. Performance is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares.
--------------------------------------------------------------------------------
[SIDE NOTE]
YOUR FUND'S
 APPROACH

STRONG BOND FUND SEEKS TOTAL RETURN BY INVESTING FOR A HIGH LEVEL OF CURRENT INCOME WITH A MODERATE DEGREE OF SHARE-PRICE FLUCTUATION. THE FUND INVESTS PRIMARILY IN INVESTMENT-GRADE DEBT OBLIGATIONS AND ITS AVERAGE PORTFOLIO DURATION WILL NORMALLY VARY BETWEEN THREE AND SIX YEARS. THE FUND MAY INVEST UP TO 20% OF ITS NET ASSETS IN NON-INVESTMENT-GRADE DEBT OBLIGATIONS AND OTHER HIGH-YIELD SECURITIES. THE FUND MAY ALSO INVEST UP TO 20% OF ITS NET ASSETS IN SECURITIES DENOMINATED IN FOREIGN CURRENCIES.

-----------------------------
[SIDE NOTE]
MARKET
 HIGHLIGHTS

- While consumer prices throughout much of the world's developed economies continue to be very well-behaved, the recent movement toward near-perfect price stability appears to be over.

- April witnessed the first meaningful negative surprise in the U.S. on price inflation in quite some time. This news, in conjunction with continued tightness in labor markets, prompted the Federal Reserve to begin unwinding its series of Federal Funds rate reductions.

- In late June, and again in late July, the Federal Funds rate was raised by 25 basis points. U.S. Treasury yields rose higher than the yields of lower-quality corporate bonds and mortgage securities.
--------------------------------------------------------------------------------

* The Blended Bond Index is comprised of 70% Lehman Brothers Aggregate Bond Index, 15% Lehman Brothers High-Yield Bond Index, and 15% Salomon Smith Barney Non-U.S. World Government Bond Index (Currency Hedged). The Lehman Brothers Aggregate Bond Index is an unmanaged index composed of investment-grade securities from the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and Asset-Backed Securities Index. The Lehman Brothers High-Yield Bond Index is an unmanaged index generally representative of corporate bonds rated below investment-grade. The Salomon Smith Barney Non-U.S. World Government Bond Index (Currency Hedged) is an unmanaged index generally representative of liquid, non-U.S. fixed income government securities. Rolling one-month forward exchange contracts are used as the hedging instrument. The Lipper Intermediate Investment Grade Debt Funds Index is an equally-weighted performance index of the largest qualifying funds in this Lipper category. Source of the Blended Bond Index data is Standard & Poor's Micropal. Source of the Lipper index data is Lipper Inc.


                                                                               3
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

SCHEDULE OF INVESTMENTS IN SECURITIES                                                        August 31, 1999 (Unaudited)
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                                                      STRONG BOND FUND
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                                                                                         Shares or
                                                                                         Principal             Value
                                                                                           Amount             (Note 2)
-----------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS  38.5%
@Entertainment, Inc. Senior Discount Notes,
   Series B, Zero %, Due 7/15/08 (Rate Reset
   Effective 7/15/03)                                                                    $1,000,000          $  641,250
AT&T Canada, Inc. Senior Discount Yankee Notes,
  Zero %, Due 11/01/07 (Rate Reset Effective
  11/01/02)                                                                                 500,000             405,000
AT&T Canada, Inc. Senior Yankee Notes, 10.625%,
  Due 11/01/08                                                                            1,350,000           1,532,250
Allied Waste North America, Inc. Senior
  Subordinated Notes, 10.00%, Due 8/01/09
  (Acquired 8/16/99; Cost $983,750) (b)                                                   1,000,000             970,000
APCOA/Standard Parking, Inc. Senior
  Subordinated Notes, 9.25%, Due 3/15/08                                                  1,500,000           1,316,250
Atlas Air, Inc. Senior Notes, 10.75%, Due 8/01/05                                           275,000             281,875
Bay View Capital Corporation Subordinated Notes,
  9.125%, Due 8/15/07                                                                       500,000             465,000
Capital One Floating Rate Subordinated Capital
  Income Securities, 6.8625%, Due 2/01/27
  (Acquired 5/05/99; Cost $1,316,250) (b)                                                 1,500,000           1,319,364
Cendant Corporation Notes:
  7.50%, Due 12/01/00                                                                       980,000             985,459
  7.75%, Due 12/01/03                                                                     3,000,000           3,001,221
Continental Airlines Pass-Thru Trusts Certificates,
  Series 1999-2, Class A-2, 7.056%, Due 9/15/09                                             865,000             825,258
DTE Capital Corporation Notes, 6.17%, Due 6/15/03
  (Acquired 6/16/98; Cost $845,000) (b)                                                     845,000             815,101
El Paso Energy Corporation Senior Notes, 6.625%,
  Due 7/15/01 (Acquired 7/07/99; Cost $2,032,863) (b)                                     2,035,000           2,020,619
Ford Motor Company Global Landmark Securities,
  7.45%, Due 7/16/31                                                                      1,030,000           1,013,829
Ford Motor Credit Company Notes, 6.70%,
  Due 7/16/04                                                                             2,000,000           1,972,632
Fresenius Medical Care Capital Trust II Guaranteed
  Preferred Securities, 7.875%, Due 2/01/08                                                 500,000             460,000
Global Crossing Holding, Ltd. Senior Yankee
  Notes, 9.625%, Due 5/15/08                                                                500,000             508,750
Graham Packaging Holdings Company/GPC
  Capital Corporation II Senior Discount Notes,
  Zero %, Due 1/15/09 (Rate Reset Effective 1/15/03)                                      1,000,000             645,000
Intermedia Communications, Inc. Senior Notes,
  8.60%, Due 6/01/08                                                                        500,000             447,500
Jordan Telecommunication Products, Inc. Senior
  Subordinated Discount Notes, Zero %,
  Due 8/01/07 (Rate Reset Effective 8/01/00)                                                385,000             329,175
KN Energy, Inc. Senior Notes, 6.80%, Due 3/01/08                                            365,000             341,302
LCI International, Inc. Senior Notes, 7.25%,
  Due 6/15/07                                                                               820,000             795,554
Lilly Del Mar, Inc. Floating Rate Capital Securities,
  7.717%, Due 8/01/29  (Rate Reset Effective 8/01/04)
  (Acquired 7/29/99; Cost $650,000) (b)                                                     650,000             644,533
Lyondell Chemical Company Senior Secured Notes,
  Series B, 9.875%, Due 5/01/07                                                           2,000,000           2,010,000
MCI Worldcom, Inc. Notes, 6.125%, Due 4/15/12
  (Remarketing Date 4/15/02)                                                              1,235,000           1,214,169
Motors and Gears, Inc. Senior Notes, Series C,
  10.75%, Due 11/15/06                                                                      750,000             750,000
NTL Communications Corporation Senior Notes,
  Series B, 11.50%, Due 10/01/08                                                            500,000             533,750
National Wine & Spirits, Inc. Senior Notes,
  10.125%, Due 1/15/09                                                                      750,000             753,750
Nextlink Communications, Inc. Senior Discount
  Notes, Zero %, Due 6/01/09 (Rate Reset Effective
  6/01/04)                                                                                1,000,000             590,000
Nextlink Communications, Inc. Senior Notes,
  10.75%, Due 6/01/09                                                                     1,000,000           1,021,250
PSINet, Inc. Senior Notes, 11.00%, Due 8/01/09
  (Acquired 7/16/99; Cost $1,000,000) (b)                                                 1,000,000             995,000
Pogo Producing Company Senior Subordinated
  Notes, 10.375%, Due 2/15/09                                                               500,000             526,250
Premier International Foods PLC Senior Yankee
  Notes, 12.00%, Due 9/01/09 (Acquired 8/16/99;
  Cost $1,005,000) (b)                                                                    1,000,000           1,020,000
Qwest Communications International, Inc. Senior
  Notes, Series B, 7.25%, Due 11/01/08                                                    1,000,000             975,000
Repap New Brunswick Senior Yankee Notes,
  10.625%, Due 4/15/05                                                                    1,000,000             865,000
Riggs Capital Trust Preferred Securities,
  Series A, 8.625%, Due 12/31/26                                                            180,000             167,835
Riggs Capital Trust II Preferred Securities,
  Series B, 8.875%, Due 3/15/27                                                             685,000             652,386
Rohm & Haas Company Notes, 6.95%, Due 7/15/04
  (Acquired 6/30/99; Cost $1,102,934) (b)                                                 1,105,000           1,102,970
Saks, Inc. Guaranteed Notes, 7.00%, Due 7/15/04                                             795,000             758,207
Simon Property Group LP Notes, 6.75%,
  Due 2/09/04                                                                             1,545,000           1,479,748
Snyder Oil Corporation Senior Subordinated
  Notes, 8.75%, Due 6/15/07                                                               1,500,000           1,488,750
Sonat, Inc. Notes, 7.625%, Due 7/15/11                                                    1,000,000             983,898
Sprint Capital Corporation Guaranteed Notes,
  5.875%, Due 5/01/04                                                                     1,545,000           1,468,264
Stater Brothers Holdings, Inc. Senior Notes, 10.75%,
  Due 8/15/06 (Acquired 8/03/99; Cost $1,002,500) (b)                                     1,000,000           1,025,000
Station Casinos, Inc. Senior Subordinated Notes,
  9.75%, Due 4/15/07                                                                        750,000             765,000
Stop & Shop Companies, Inc. Senior Subordinated
  Notes, 9.75%, Due 2/01/02                                                                 375,000             397,123
SunAmerica, Inc. Debentures, 5.60%, Due 7/31/97                                           1,100,000             799,162
SunTrust Capital III Floating Rate Notes, 5.7938%,
  Due 3/15/28                                                                             2,125,000           1,987,087
Telewest PLC Senior Discount Debentures, Zero %,
  Due 10/01/07 (Rate Reset Effective 10/01/00)                                            1,000,000             886,250
Transwestern Publishing Company LP/TWP
  Capital Corporation Senior Subordinated Notes,
  Series D, 9.625%, Due 11/15/07                                                            850,000             824,500
United Airlines Pass-Thru Trust Certificates,
  Series 1992-A2, 9.35%, Due 4/07/16                                                        575,000             616,265
United Industries Corporation Senior Subordinated
  Notes, 9.875%, Due 4/01/09 (Acquired 8/16/99;
  Cost $910,000) (b)                                                                      1,000,000             885,000
United International Holdings, Inc. Senior Secured
  Discount Notes, Series B, Zero %, Due 2/15/08
  (Rate Reset Effective 2/15/03)                                                          2,000,000           1,170,000
US Airways Trusts Pass-Thru Certificates, Series
  1998-1, Class A, 6.85%, Due 1/30/18                                                       617,881             553,928
Universal Compression, Inc. Senior Discount Notes,
  Zero %, Due 2/15/08 (Rate Reset Effective 2/15/03)                                      2,500,000           1,550,000
Viatel, Inc. Senior Notes, 11.25%, Due 4/15/08                                            1,000,000           1,005,000
Vintage Petroleum, Inc. Senior Subordinated
  Notes, 9.75%, Due 6/30/09                                                                 750,000             770,625
Wal-Mart Stores, Inc. Senior Notes, 6.875%,
  Due 8/10/09                                                                             1,050,000           1,039,476
Waste Management, Inc. Senior Notes:
  6.125%, Due 7/15/01                                                                       805,000             766,531
  7.00%, Due 10/15/06                                                                     1,000,000             892,990
Williams Companies, Inc. Notes, 7.625%,
  Due 7/15/19                                                                               640,000             614,363
Winstar Communications, Inc. Senior Subordinated
  Deferred Interest Notes, Zero %, Due 3/01/07
  (Rate Reset Effective 9/01/02)                                                          1,000,000           1,185,000


4
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

----------------------------------------------------------------------------------------------------------------
                                               STRONG BOND FUND (continued)
----------------------------------------------------------------------------------------------------------------

                                                                                  Shares or
                                                                                  Principal            Value
                                                                                    Amount            (Note 2)
----------------------------------------------------------------------------------------------------------------
WorldCom, Inc. Senior Notes, 6.40%, Due 8/15/05                                   $   55,000         $    53,132
ZSC Specialty Chemicals PLC Senior Yankee Notes,
  11.00%, Due 7/01/09 (Acquired 7/12/99;
  Cost $1,025,000) (b)                                                             1,000,000           1,010,000
----------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (Cost $60,948,972)                                                              59,889,581
----------------------------------------------------------------------------------------------------------------

CONVERTIBLE BONDS  1.3%
Bell Atlantic Financial Services, Inc. Senior
  Notes, 5.75%, Due 4/01/03
  (Acquired 2/12/98; Cost $2,028,750) (b)                                          2,000,000           2,027,500
----------------------------------------------------------------------------------------------------------------
Total Convertible Bonds (Amortized Cost $2,020,989)                                                    2,027,500
----------------------------------------------------------------------------------------------------------------

NON-AGENCY MORTGAGE & ASSET-BACKED
SECURITIES  18.8%
Asset Securitization Corporation Commercial
  Mortgage Pass-Thru Certificates:
  Series 1995-MD4, Class A1, 7.10%, Due 8/13/29                                      995,000             986,030
  Series 1996-MD6, Class A1B, 6.88%, Due 11/13/26                                  1,965,843           1,949,831
Bear Stearns Commercial Mortgage Securities, Inc.
  Variable Rate Mortgage Pass-Thru Certificates,
  Series 1999-C1, Class A-2, 6.02%, Due 2/14/09                                    2,215,000           2,053,039
Bear Stearns Mortgage Securities, Inc. Mortgage
  Pass-Thru Certificates, Series 1995-1, Class 2-P,
  Principal Only, Due 7/25/10                                                        178,844             144,700
DLJ Commercial Mortgage Corporation Commercial
  Mortgage Pass-Thru Certificates, Series
  1999-CG2, Class A-1B, 7.30%, Due 6/10/09                                           600,000             595,026
The Equitable Life Assurance Society of the United
  States Floating Rate Notes, Series 174, Class A2,
  5.6288%, Due 5/15/03 (Acquired 1/29/99; Cost
  $1,491,914) (b)                                                                  1,500,000           1,499,595
Headlands Mortgage Securities, Inc. Mortgage
  Pass-Thru Certificates, Series 1975, Class AII1,
  6.75%, Due 11/25/27                                                                574,857             568,117
Morgan Stanley Capital I, Inc. Variable Rate
  Commercial Mortgage Pass-Thru Certificates,
  Series 1999-FNV1, Class A2, 6.53%, Due 3/15/31                                   1,570,000           1,479,238
Mortgage Capital Funding, Inc. Mortgage
  Pass-Thru Certificates, Series 1998-MC3,
  Class A2, 6.337%, Due 11/18/31                                                   4,150,000           3,869,688
Mountain Capital CLO I, Ltd./Mountain Capital
  CLO I Corporation Floating Rate Bonds, Series 1A,
  Class A-1, 5.91%, Due 4/15/11                                                    5,000,000           5,000,000
Nomura Asset Securities Corporation, Series
  1994-4B, Class 4PO, Principal Only, Due 9/25/24                                     94,420              73,648
Norwest Asset Securities Corporation Mortgage
  Pass-Thru Certificates, Series 1999-21 , Class B3,
  7.00%, Due 9/25/29                                                               1,489,000           1,278,366
PNC Mortgage Securities Corporation Mortgage
  Pass-Thru Certificates:
  Series 1998-1, Class 4B4, 6.75%, Due 3/25/13
  (Acquired 10/23/98; Cost $281,148) (b)                                             353,160             280,155
  Series 1998-11, Class 2B4, 6.25%, Due 11/25/13
  (Acquired 10/23/98; Cost $274,469) (b)                                             363,836             274,369
Resolution Trust Corporation Mortgage Pass-Thru
  Securities, Inc. Commercial Mortgage Pass-Thru
  Certificates:
  Series 1995-C1, Class C, 6.90%, Due 2/25/27                                      1,000,000             998,715
  Series 1995-C2, Class D, 7.00%, Due 5/25/27                                        988,927             978,776
Resolution Trust Corporation Variable Rate
  Mortgage Pass-Thru Securities, Inc. Commercial
  Certificates:
  Series 1991-M4, Class A-1, 6.004%, Due 2/25/20                                   1,435,093           1,436,262
  Series 1992-C8, Class A-2, 6.5375%, Due 12/25/23                                   781,892             783,678
Rural Housing Trust 1987-1 Senior Mortgage
  Pass-Thru Certificates, Series 1, Class D, 6.33%,
  Due 4/01/26                                                                      1,197,800           1,184,283
Salomon Brothers Mortgage Securities VII, Inc.
  Mortgage Pass-Thru Certificates:
  Series 1996-LB2, Class A-5, 7.25%, Due 10/25/26                                  1,566,516           1,566,101
  Series 1997-LB2, Class A-3, 7.20%, Due 4/25/27                                     255,343             254,859
Summit CBO I, Ltd./Summit CBO I Funding
  Corporation Second Priority Senior Secured
  Floating Rate Bonds, Series 1A, Class B, 6.0725%,
  Due 5/23/11 (Acquired 4/07/99; Cost $2,000,000) (b)                              2,000,000           1,987,180
----------------------------------------------------------------------------------------------------------------
Total Non-Agency Mortgage & Asset-Backed Securities
  (Cost $29,678,602)                                                                                  29,241,656
----------------------------------------------------------------------------------------------------------------

MUNICIPAL BONDS  0.6%
New Jersey Economic Development Authority State
  Pension Funding Revenue, 7.425%, Due 2/15/29                                       915,000             913,863
----------------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Cost $1,005,593)                                                                  913,863
----------------------------------------------------------------------------------------------------------------

UNITED STATES GOVERNMENT & AGENCY ISSUES 31.2%
FHLMC Participation Certificates:
  6.25%, Due 6/15/12 thru 9/15/22                                                  2,640,000           2,509,423
  10.50%, Due 8/01/19                                                                900,979             978,673
FHLMC Variable Rate Participation Certificates,
  7.997%, Due 8/01/25                                                                802,459             815,286
FNMA Corporate Notes, 6.50%, Due 8/15/04                                           3,080,000           3,071,487
FNMA Corporate Notes, 6.625%, Due 9/15/09                                          1,005,000             987,613
FNMA Guaranteed Real Estate Mortgage
  Investment Conduit Pass-Thru Certificates:
  6.25%, Due 1/25/08                                                               2,435,000           2,315,721
  6.52%, Due 7/25/08                                                                 975,451             961,449
  8.00%, Due 4/01/17 thru 9/01/23                                                  2,785,485           2,851,967
  8.33%, Due 7/15/20                                                               2,371,891           2,441,739
  8.50%, Due 8/01/12 thru 5/01/26                                                  4,301,334           4,443,826
  9.00%, Due 12/01/16 thru 8/01/17                                                 2,321,917           2,438,275
  9.50%, Due 6/01/05                                                                 773,224             805,301
FNMA Guaranteed Real Estate Mortgage
  Investment Conduit Variable Rate Mortgage
  Certificates, Pool #92117, 7.095%, Due 6/01/18                                      88,968              91,509
United States Treasury Bonds:
  5.25%, Due 2/15/29                                                               1,600,000           1,398,000
  5.50%, Due 8/15/28                                                               1,985,000           1,774,094
  6.125%, Due 11/15/27                                                             2,620,000           2,540,582
  6.50%, Due 11/15/26                                                              1,700,000           1,722,845
United States Treasury Notes:
  5.25%, Due 5/15/04                                                                 745,000             725,211
  5.50%, Due 5/31/03 thru 5/15/09                                                  3,830,000           3,714,267
  5.75%, Due 8/15/03                                                               1,000,000             993,750
  6.00%, Due 8/15/04 thru 8/15/09                                                  1,915,000           1,920,552
  6.50%, Due 5/15/05 thru 10/15/06                                                 1,240,000           1,263,525
  7.00%, Due 7/15/06                                                                 880,000             919,325
  7.50%, Due 2/15/05                                                               2,980,000           3,172,770
  7.875%, Due 11/15/04                                                             3,385,000           3,652,628
----------------------------------------------------------------------------------------------------------------
Total United States Government & Agency Issues
  (Cost $49,683,829)                                                                                  48,509,818
----------------------------------------------------------------------------------------------------------------

FOREIGN GOVERNMENT ISSUES  5.0%
Australian Government Bonds, 7.50%,
  Due 7/15/05                                                                  2,900,000 AUD           1,978,856
Government of New Zealand Notes, 10.00%,
  Due 3/15/02                                                                  2,500,000 NZD           1,402,336
Government of United Kingdom Treasury
  Notes, 7.25%, Due 12/07/07                                                   2,500,000 GBP           4,468,476
----------------------------------------------------------------------------------------------------------------
Total Foreign Government Issues (Cost $7,978,739)                                                      7,849,668
----------------------------------------------------------------------------------------------------------------


                                                                                                               5
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

SCHEDULE OF INVESTMENTS IN SECURITIES (continued)                                    August 31, 1999 (Unaudited)
----------------------------------------------------------------------------------------------------------------
                                       STRONG BOND FUND (continued)
----------------------------------------------------------------------------------------------------------------

                                                                                Shares or
                                                                                Principal               Value
                                                                                  Amount                (Note 2)
----------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS  3.1%
Centaur Funding Corporation 9.08% Series B
  (Acquired 12/09/98; Cost $1,471,695) (b)                                             1,465          $1,503,996
Indosuez Holdings SCA Sponsored ADR 10.375%
  Representing 1/10 Series A (Acquired 2/05/98;
  Cost $1,981,000) (b)                                                                70,000           1,855,000
R&B Falcon Corporation 13.875%                                                           500             470,000
Superior Healthcare Management 7.75% Series A
  (Acquired 12/30/97; Cost $1,006,460) (b)                                             1,000           1,010,170
----------------------------------------------------------------------------------------------------------------
Total Preferred Stocks (Cost $4,949,155)                                                               4,839,166
----------------------------------------------------------------------------------------------------------------

COMMON STOCKS  0.0%
Optel, Inc. Non-Voting (Acquired 4/14/98;
  Cost $20,000) (b) (e)                                                                  500               2,500
----------------------------------------------------------------------------------------------------------------
Total Common Stocks (Cost $20,000)                                                                         2,500
----------------------------------------------------------------------------------------------------------------

WARRANTS  0.0%
MetroNet Communications Corporation,
  Expire 8/15/07                                                                         350              28,000
R&B Falcon Corporation, Expire 5/01/09
  (Acquired 4/29/99; Cost $41,250) (b)                                                   500              80,000
----------------------------------------------------------------------------------------------------------------
Total Warrants (Cost $41,254)                                                                            108,000
----------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS (a)  0.8%
Commercial Paper  0.0%
Interest Bearing, Due Upon Demand
Pitney Bowes Credit Corporation, 4.95%                                              $    500                 500

Convertible Bonds  0.3%
Corporate Express, Inc. Subordinated
  Notes, 4.50%, Due 7/01/00                                                          500,000             482,500

Corporate Bonds  0.1%
ARA Services, Inc. Guaranteed Notes, 10.625%,
  Due 8/01/00                                                                        134,000             136,429

United States Government Issues  0.4%
United States Treasury Bills, Due 9/02/99 thru
  11/26/99 (c)                                                                       650,000             646,932
----------------------------------------------------------------------------------------------------------------
Total Short-Term Investments (Cost $1,258,084)                                                         1,266,361
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Total Investments in Securities (Cost $157,585,217) 99.3%                                            154,648,113
Other Assets and Liabilities, Net 0.7%                                                                 1,072,944
----------------------------------------------------------------------------------------------------------------
NET ASSETS 100.0%                                                                                   $155,721,057
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
FUTURES
----------------------------------------------------------------------------------------------------------------
                                                                            Underlying            Unrealized
                                                             Expiration     Face Amount           Appreciation
                                                                Date          at Value           (Depreciation)
----------------------------------------------------------------------------------------------------------------
Purchased:
    65 Ten-Year Euro Bonds                                    12/99         $7,324,595             ($114,661)
     2 Ten-Year Japanese Government Bonds                      3/00          2,352,684                 8,756
    77 U.S. Treasury Bonds                                    12/99          8,775,594               (44,843)
Sold:
    44 Five-Year U.S. Treasury Notes                          12/99         (4,749,250)              (35,031)
    92 Ten-Year U.S. Treasury Notes                           12/99        (10,061,063)              (10,454)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
----------------------------------------------------------------------------------------------------------------
                                                           Settlement       Value              Unrealized
                                                              Date          in USD             Appreciation
----------------------------------------------------------------------------------------------------------------
Sold:
   3,290,000 AUD                                              9/29/99       $2,111,489           $     --
   3,015,000 GBP                                              9/29/99        4,950,630            109,393
   2,750,000 NZD                                              9/29/99        1,487,063             63,910

SWAPS
-------------------------------------------------------------------------------
Open index rate swap contracts at August 31, 1999 consisted of the following:
-------------------------------------------------------------------------------
Notional        Termination       Interest         Index            Unrealized
 Amount            Date              Sold          Bought          Depreciation
-------------------------------------------------------------------------------
$5,000,000       7/31/00         1 mo. LIBOR    ERISA Eligible       $15,647
                                                 Lehman CMBS*

*Lehman Brothers Investment Grade Index - ERISA Eligible Sub Index
 Collateralized Mortgage-Backed Securities Index Total Return Swap

CURRENCY ABBREVIATIONS
-------------------------------------------------------------------------------
AUD             Australian Dollar
GBP             British Pound
NZD             New Zealand Dollar
USD             United States Dollar


LEGEND
-------------------------------------------------------------------------------
(a) Short-term investments include any security which has a maturity of less than one year.
(b)   Restricted security.
(c) All or a portion of security pledged to cover margin requirements for futures contracts.


Percentages are stated as a percent of net assets.


                       See Notes to Financial Statements.


STATEMENT OF ASSETS AND LIABILITIES
---------------------------------------------------------------------------------------------
August 31, 1999 (Unaudited)

                                                                                    Strong
                                                                                   Bond Fund
                                                                                   ---------
ASSETS:
  Investments in Securities, at Value (Cost of $157,585,217)                     $154,648,113
  Receivable for Securities and Forward Foreign Currency Contracts Sold             4,313,571
  Interest Receivable                                                               1,832,016
                                                                                 ------------
  Total Assets                                                                    160,793,700

LIABILITIES:
  Payable for Securities Purchased                                                  4,038,643
  Dividends Payable                                                                   861,644
  Accrued Operating Expenses and Other Liabilities                                    172,356
                                                                                 ------------
  Total Liabilities                                                                 5,072,643
                                                                                 ------------
NET ASSETS                                                                       $155,721,057
                                                                                 ------------
                                                                                 ------------
NET ASSETS CONSIST OF:
  Capital Stock (par value and paid-in capital)                                   161,597,741
  Undistributed Net Investment Income                                                  40,324
  Accumulated Net Realized Loss                                                    (2,933,979)
  Net Unrealized Depreciation                                                      (2,983,029)
                                                                                 ------------
  Net Assets                                                                     $155,721,057
                                                                                 ------------
                                                                                 ------------
Capital Shares Outstanding (Unlimited Number Authorized)                           14,583,060

NET ASSET VALUE PER SHARE                                                              $10.68
                                                                                 ------------
                                                                                 ------------

                       See Notes to Financial Statements.


                                                                                            7


STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------------------
For the Six Months Ended August 31, 1999 (Unaudited)

                                                                                   Strong
                                                                                 Bond Fund
                                                                                -----------
INCOME:
  Interest                                                                      $ 4,976,365
  Dividend                                                                          245,169
                                                                                -----------
  Total Income                                                                    5,221,534
EXPENSES:
  Investment Advisory Fees                                                          191,535
  Custodian Fees                                                                     15,453
  Shareholder Servicing Costs                                                        11,288
  Federal and State Registration Fees                                                37,011
  Other                                                                              19,208
                                                                                -----------
  Total Expenses                                                                    274,495
                                                                                -----------
NET INVESTMENT INCOME                                                             4,947,039

REALIZED AND UNREALIZED GAIN (LOSS):
  Net Realized Gain (Loss) on:
    Investments                                                                  (2,764,170)
    Futures Contracts and Forward Foreign Currency Contracts                         51,848
    Foreign Currencies                                                                 (605)
                                                                                -----------
    Net Realized Loss                                                            (2,712,927)
  Change in Unrealized Appreciation/Depreciation on:
    Investments                                                                  (2,735,267)
    Futures Contracts, Options and Forward Foreign Currency Contracts              (190,077)
    Foreign Currencies                                                               (4,390)
                                                                                -----------
    Net Change in Unrealized Appreciation/Depreciation                           (2,929,734)
                                                                                -----------
NET LOSS ON INVESTMENTS                                                          (5,642,661)
                                                                                -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                            ($  695,622)
                                                                                -----------
                                                                                -----------


                       See Notes to Financial Statements.


STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------

                                                                                   Strong Bond Fund
                                                                          ----------------------------------
                                                                          Six Months Ended      Year Ended
                                                                            Aug. 31, 1999      Feb. 28, 1999
                                                                          ----------------    --------------
                                                                            (Unaudited)
OPERATIONS:
   Net Investment Income                                                   $  4,947,039       $  5,135,814
   Net Realized Gain (Loss)                                                  (2,712,927)         1,556,123
   Net Change in Unrealized Appreciation/Depreciation                        (2,929,734)          (824,664)
                                                                           -------------      ------------
   Net Increase (Decrease) in Net Assets Resulting from Operations             (695,622)         5,867,273

DISTRIBUTIONS:
   From Net Investment Income                                                (4,938,337)        (5,166,846)
   From Net Realized Gains                                                     (732,355)        (1,721,649)
                                                                           -------------      ------------
   Total Distributions                                                       (5,670,692)        (6,888,495)

CAPITAL SHARE TRANSACTIONS:
   Proceeds from Shares Sold                                                 34,536,608         86,338,180
   Proceeds from Reinvestment of Distributions                                5,478,764          6,064,592
   Payment for Shares Redeemed                                              (12,643,717)       (13,230,237)
                                                                           -------------      ------------
   Net Increase in Net Assets from Capital Share Transactions                27,371,655         79,172,535
                                                                           -------------      ------------

TOTAL INCREASE IN NET ASSETS                                                 21,005,341         78,151,313

NET ASSETS:
   Beginning of Period                                                      134,715,716         56,564,403
                                                                           -------------      ------------
   End of Period                                                           $155,721,057       $134,715,716
                                                                           -------------      ------------
                                                                           -------------      ------------
TRANSACTIONS IN SHARES OF THE FUND:
   Sold                                                                       3,118,587          7,695,552
   Issued in Reinvestment of Distributions                                      498,910            542,552
   Redeemed                                                                  (1,153,667)        (1,180,209)
                                                                           -------------      ------------
   Net Increase in Shares of the Fund                                         2,463,830          7,057,895
                                                                           -------------      ------------
                                                                           -------------      ------------

                                 See Notes to Financial Statements.


                                                                                                         9

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
August 31, 1999 (Unaudited)

1.   ORGANIZATION
     The Strong Bond Fund (the "Fund"), formerly known as Strong Institutional Bond Fund, commenced investment operations on January 2, 1997 and is a diversified series of Strong Institutional Funds, Inc., an open-end management investment company registered under the Investment Company Act of 1940.

2.   SIGNIFICANT ACCOUNTING POLICIES
     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     (A) SECURITY VALUATION -- Securities of the Fund are valued through valuations obtained by a commercial pricing service or the mean of the bid and asked prices when no last sales price is available. Securities for which market quotations are not readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Directors. Securities which are purchased within 60 days of their stated maturity are valued at amortized cost, which approximates fair value.

          The Fund owns certain investment securities which are restricted as to resale. These securities are valued by the Fund after giving due consideration to pertinent factors, including recent private sales, market conditions and the issuer's financial performance. The Fund generally bears the costs, if any, associated with the disposition of restricted securities. Aggregate cost and fair value of these restricted securities held at August 31, 1999 was $22,469,983 and $22,328,052, respectively, representing 14.3% of the net assets of the Fund. Of these securities, which are restricted as to resale, 95.5% are eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and also have been determined to be liquid by the Advisor based upon guidelines established by the Fund's Board of Directors.

     (B) FEDERAL INCOME AND EXCISE TAXES AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders in a manner which results in no tax cost to the Fund. Accordingly, no federal income or excise tax provision is required.

          The character of income and distributions made during the year from net investment income or net realized gains for financial statement purposes may differ from the characterization for federal income tax purposes due to differences in the recognition of income and expense items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

          The Fund generally pays dividends from net investment income monthly and distributes any net capital gains that it realizes annually. Dividends are declared on each day net asset value is calculated, except for bank holidays.


     (C) REALIZED GAINS AND LOSSES ON INVESTMENT TRANSACTIONS -- Investment security transactions are recorded as of the trade date. Gains or losses realized on investment transactions are determined by comparing the identified cost of the security lot sold with the net sales proceeds

     (D) CERTAIN INVESTMENT RISKS -- The Fund may utilize derivative instruments, including options, futures and other instruments with similar characteristics, to the extent that they are consistent with the Fund's investment objectives and limitations. The Fund intends to use such derivative instruments primarily to hedge or protect against adverse movements in securities prices or interest rates. The use of these instruments may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities, or that the counterparty will fail to perform its obligations.

          Investments in foreign denominated assets or forward currency contracts may involve greater risks than domestic investments, due to currency, political and economic, regulatory and market risks.

     (E) FUTURES -- Upon entering into a futures contract, the Fund pledges to the broker cash or other investments equal to the minimum "initial margin" requirements of the exchange. Additional securities held by the Fund may be designated as collateral on open futures contracts. The Fund also receives from or pays to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded as unrealized gains or losses. When the futures contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

     (F) OPTIONS -- The Fund may write put or call options (none were written during the period). Premiums received by the Fund upon writing put or call options are recorded as an asset with a corresponding liability which is subsequently adjusted to the current market value of the option. When an option expires, is exercised, or is closed, the Fund realizes a gain or loss, and the liability is eliminated. The Fund continues to bear the risk of adverse movements in the price of the underlying asset during the period of the option, although any potential loss during the period would be reduced by the amount of the option premium received.

--------------------------------------------------------------------------------
     (G) FOREIGN CURRENCY TRANSLATION -- Investment securities and other assets and liabilities initially expressed in foreign currencies are converted to U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income are converted to U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses.

     (H) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- Forward foreign currency exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records an exchange gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

     (I) REPURCHASE AGREEMENTS-- The Fund may enter into repurchase agreements with institutions that the Fund's investment advisor, Strong Capital Management, Inc. ("the Advisor"), has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. The Fund requires that the collateral, represented by securities (primarily U.S. Government securities), in a repurchase transaction be maintained in a segregated account with a custodian bank in a manner sufficient to enable the Fund to obtain those securities in the event of a default of the repurchase agreement. On a daily basis, the Advisor monitors each repurchase agreement to ensure the value of the collateral, including accrued interest, is at least equal to the amounts owed to the Fund under each repurchase agreement.

     (J) USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in these financial statements. Actual results could differ from those estimates.

     (K) OTHER -- Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premiums and discounts.

3.   RELATED PARTY TRANSACTIONS
     The Advisor, with whom certain officers and directors of the Fund are affiliated, provides investment advisory services and shareholder recordkeeping and related services to the Fund. The investment advisory fee, which is established by terms of the Advisory Agreement, is based on an annualized rate of 0.25% of the average daily net assets of the Fund. Based on the terms of the Advisory Agreement, advisory fees and other expenses will be waived or reimbursed by the Advisor if the Fund's operating expenses exceed 2% of the average daily net assets of the Fund. In addition, the Fund's Advisor may voluntarily waive or absorb certain expenses at its discretion. Shareholder recordkeeping and related service fees are based on an annualized rate of 0.02% of the Fund's average daily net asset value with a minimum annual fee of $25,000. The Advisor is compensated for certain other services related to costs incurred for reports to shareholders.

     The Fund may invest cash in money market funds sponsored and managed by the Advisor, subject to certain limitations. The terms of such transactions are identical to those of non-related entities except that, to avoid duplicate investment advisory fees, advisory fees of the Fund are reduced by an amount equal to advisory fees paid to the Advisor under its investment advisory agreement with the money market funds.

     The amount payable to the Advisor at August 31, 1999, shareholder servicing and other expenses paid to the Advisor and unaffiliated directors' fees for the period then ended, excluding the effect of waivers and absorptions, were $29,788, $15,227, and $750, respectively.

4.   LINE OF CREDIT
     The Strong Funds have established a line of credit agreement ("LOC") with certain financial institutions to be used for temporary or emergency purposes, primarily for financing redemption payments. Combined borrowings among all participating Strong Funds are subject to a $350 million cap on the total line of credit. For an individual Fund, borrowings under the LOC are limited to either the lesser of 15% of the market value of total assets or any explicit borrowing limits in the Fund's prospectus. Borrowings under the LOC bear interest based on prevailing market rates as defined in the LOC. A commitment fee of .07% per annum is incurred on the unused portion of the line of credit and is allocated to all participating Strong Funds. At August 31, 1999, there were no borrowings by the Fund outstanding under the LOC.

5.   INVESTMENT TRANSACTIONS
     The aggregate purchases and sales of U.S. Government and Agency securities during the six months ended August 31, 1999 were $133,218,841 and $133,462,057, respectively. The aggregate purchases and sales of other long-term securities during the six months ended August 31, 1999 were $163,685,637 and $134,408,640, respectively.

6.   INCOME TAX INFORMATION
     At August 31, 1999, the cost of investments in securities for federal income tax purposes was $157,987,960. Net unrealized depreciation of securities was $3,339,847, consisting of gross unrealized appreciation and depreciation of $132,098 and $3,471,945, respectively.


FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------------------
STRONG BOND FUND
----------------------------------------------------------------------------------------------------------------------------

                                                                                             Period Ended
                                                                            ------------------------------------------------
                                                                            Aug. 31,    Feb. 28,     Feb. 28,    Dec. 31,
SELECTED PER-SHARE DATA(a)                                                  1999(b)       1999       1998(c)       1997
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                          $11.12      $11.18       $11.06      $10.00

Income From Investment Operations
  Net Investment Income                                                         0.35        0.67         0.11        0.66
  Net Realized and Unrealized Gains (Losses) on Investments                    (0.38)       0.19         0.12        1.18
----------------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                                             (0.03)       0.86         0.23        1.84

Less Distributions
  From Net Investment Income                                                   (0.35)      (0.68)       (0.11)      (0.66)
  In Excess of Net Investment Income                                              --          --         0.00(d)       --
  From Net Realized Gains                                                      (0.06)      (0.24)          --       (0.12)
----------------------------------------------------------------------------------------------------------------------------
  Total Distributions                                                          (0.41)      (0.92)       (0.11)      (0.78)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                                $10.68      $11.12       $11.18      $11.06
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

RATIOS AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------
  Total Return                                                                  -0.3%       +7.9%        +2.1%      +18.9%
  Net Assets, End of Period (In Thousands)                                  $155,721    $134,716      $56,564     $52,008
  Ratio of Expenses to Average Net Assets without Waivers and Absorptions        0.4%*       0.4%         0.4%*       0.7%
  Ratio of Expenses to Average Net Assets                                        0.4%*       0.4%         0.4%*       0.4%
  Ratio of Net Investment Income to Average Net Assets                           6.4%*(b)    6.0%         6.2%*       6.3%
  Portfolio Turnover Rate                                                      183.6%      305.4%        68.1%      358.6%



*    Calculated on an annualized basis.
(a) Information presented relates to a share of capital stock of the Fund outstanding for the entire period.
(b)  For the six months ended August 31, 1999 (unaudited).
(c)  In 1998, the Fund changed its fiscal year end from December to February.
(d)  Amount calculated is less than $0.01.


                   See Notes to Financial Statements.

                                   DIRECTORS
                                Richard S. Strong
                                 Willie D. Davis
                                 Stanley Kritzik
                                Marvin E. Nevins
                                 William F. Vogt

                                    OFFICERS
                    Richard S. Strong, Chairman of the Board
                          Mary F. Hoppa, Vice President
                         John S. Weitzer, Vice President
              Stephen J. Shenkenberg, Vice President and Secretary
                            John W. Widmer, Treasurer

                               INVESTMENT ADVISOR
                         Strong Capital Management, Inc.
                    P.O. Box 2936, Milwaukee, Wisconsin 53201

                                   DISTRIBUTOR
                            Strong Investments, Inc.
                    P.O. Box 2936, Milwaukee, Wisconsin 53201

                                    CUSTODIAN
                          Firstar Bank Milwaukee, N.A.
                    P.O. Box 701, Milwaukee, Wisconsin 53201

                  TRANSFER AGENT AND DIVIDEND-DISBURSING AGENT
                         Strong Capital Management, Inc.
                    P.O. Box 2936, Milwaukee, Wisconsin 53201

                             INDEPENDENT ACCOUNTANTS
                           PricewaterhouseCoopers LLP
              100 East Wisconsin Avenue, Milwaukee, Wisconsin 53202

                                  LEGAL COUNSEL
                              Godfrey & Kahn, S.C.
               780 North Water Street, Milwaukee, Wisconsin 53202

For a prospectus containing more complete information, including management fees and expenses, please call 1-800-368-1030. Please read it carefully before investing or sending money. This report does not constitute an offer for the sale of securities. Strong Funds are offered for sale by prospectus only.


                                    [GRAPHIC]
                         To order a free prospectus kit,
                               call 1-800-368-1030

                         To learn more about our funds,
                          discuss an existing account,
                            or conduct a transaction,
                               call 1-800-368-3863

                                 --------------

                                  If you are a
                             Financial Professional,
                               call 1-800-368-1683

                                    [GRAPHIC]
                                 Strong On-line
                               www.strongfunds.com



                                     [LOGO]
                                  STRONG FUNDS
                   P.O. Box 2936 - Milwaukee, Wisconsin 53201
                       Strong Investments, Inc. 12900199